CAPITAL STOCK (Details Narrative) - USD ($)																																																																								1 Months Ended		3 Months Ended				9 Months Ended	12 Months Ended
		Jan. 23, 2023	Jan. 04, 2023	Dec. 19, 2022	Dec. 06, 2022	Nov. 30, 2022	Nov. 28, 2022	Nov. 21, 2022	Oct. 28, 2022	Oct. 19, 2022	Oct. 18, 2022	Oct. 13, 2022	Oct. 11, 2022	Oct. 10, 2022	Sep. 16, 2022	Sep. 01, 2022	Aug. 31, 2022	Aug. 30, 2022	Aug. 24, 2022	May 19, 2022	Apr. 29, 2022	Apr. 28, 2022	Apr. 27, 2022	Apr. 27, 2022	Apr. 25, 2022	Apr. 25, 2022	Apr. 19, 2022	Apr. 18, 2022	Mar. 24, 2022	Mar. 21, 2022	Mar. 18, 2022	Feb. 23, 2022	Feb. 10, 2022	Feb. 04, 2022	Feb. 02, 2022	Feb. 01, 2022	Jan. 31, 2022	Jan. 31, 2022	Jan. 20, 2022	Jan. 20, 2022	Jan. 19, 2022	Jan. 11, 2022	Jan. 11, 2022	Jan. 10, 2022	Jan. 10, 2022	Jan. 06, 2022	Jan. 03, 2022	Jan. 03, 2022	Dec. 31, 2021	Dec. 19, 2021	Dec. 15, 2021	Dec. 08, 2021	Nov. 30, 2021	Nov. 15, 2021	Oct. 19, 2021	Oct. 15, 2021	Oct. 14, 2021	Oct. 06, 2021	Oct. 05, 2021	Sep. 21, 2021	Jul. 09, 2021	Jul. 08, 2021	Jul. 02, 2021	Jul. 01, 2021	Jun. 24, 2021	May 12, 2021	Mar. 19, 2021	Feb. 17, 2021	Feb. 16, 2021	Jan. 22, 2020	Jun. 26, 2017	Apr. 27, 2022	Jan. 23, 2022	Mar. 31, 2023		Mar. 31, 2022		Sep. 30, 2022	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	Dec. 26, 2022	Sep. 17, 2022	Feb. 09, 2022	Jul. 11, 2021	Jul. 10, 2021	Jun. 03, 2020	Aug. 23, 2017	Jul. 18, 2010
Class of Stock [Line Items]
Preferred stock par value																																																																										$ 0.0001					$ 0.0001
Preferred stock shares issued																																																																										52,000					52,000
Preferred stock, shares outstanding																																																																										52,000					52,000
Preferred stock authorizied																																																																										5,000,000					5,000,000
Deferred compensation liability																																																	$ 92,546																									$ 97,106					$ 95,429		$ 92,546
Common stock authorizied																																																	500,000,000																									3,000,000,000					3,000,000,000		500,000,000
Issuance of common stock in satisfaction of notes payable and accrued interest, shares																																										3,810																			5,215		3,087		9,800	4,000													564,255		57,091
Debt principal amount																																										$ 30,000	$ 30,000																		$ 41,000		$ 35,340		$ 114,660	$ 60,000
Excess of fair value of debt																																										14,571																			114,748		72,690		120,540	123,600
Stock issued value																																										44,571																			158,810		108,804		235,200	183,600								$ 60,933		$ 701,571			$ 1,432,234		$ 1,589,786
Liability reduction																																																													44,062		36,114		$ 114,660	$ 60,000
Debt interest																																																													$ 3,062		$ 774
Shares issued																																																	164,677																									1,264,165					1,147,827		164,677
Fair value of compensation																																																																															$ 460,500		$ 403,629
Two Investors [Member]
Class of Stock [Line Items]
Issuance of common stock in satisfaction of notes payable and accrued interest, shares																																																									1,533
Conversion Agreement [Member] | Saint James Capital Management LLC [Member]
Class of Stock [Line Items]
Number of shares converted																																																																							2,000,000
Warrants to purchase shares of common stock																																																																							3,333
Warrant exercise price per share																																																																							$ 0.30
Asset Purchase Agreement [Member]
Class of Stock [Line Items]
Issuance of common stock in satisfaction of notes payable and accrued interest, shares																																																																					1,333
Professional And Consulting Fee [Member]
Class of Stock [Line Items]
Issuance of common stock in satisfaction of notes payable and accrued interest, shares																							2,892	2,892
Stock issued value																								$ 13,446																																																$ 13,446
Shares issued for services																							2,892	2,892
Consultant [Member]
Class of Stock [Line Items]
Shares issued																																							1,480	1,480
Two Thousand Twenty One Stock Option Incentive Plan [Member]
Class of Stock [Line Items]
Number of stock issued under stock incentive plan																																																											26,667															7,773				10,440
Common Stock [Member]
Class of Stock [Line Items]
Common stock voting rights description																																																																										Holders of the Company’s common stock are entitled to one vote for each share on all matters submitted to a stockholder vote					Holders of the Company’s common stock are entitled to one vote for each share on all matters submitted to a stockholder vote
Common stock authorizied															1,000,000,000																		1,000,000,000																																																				3,000,000,000	500,000,000	500,000,000	250,000,000
Issuance of common stock in satisfaction of notes payable and accrued interest, shares																																																															2,896	5,534	4,817	2,667								116,318	[1]	88,706	[1]		564,255	[2]	57,091	[2]
Debt principal amount																																																															$ 33,888	$ 64,554	$ 51,369	$ 40,000
Excess of fair value of debt																																																															102,098	98,774	63,589	83,600
Stock issued value																																																																163,517	115,616	123,600								$ 11		$ 9			$ 57		$ 6
Liability reduction																																																															33,888	64,743	52,027	$ 40,000
Debt interest																																																															$ 68,210	$ 189	$ 658
Shares issued for services																																																																											[1]	1,480	[1]		4,372	[2]	500	[2]
Share issued for compensation	[2]																																																																														414,523		11,122
Fair value of compensation																																																																															$ 42		$ 1
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock authorizied																																																																																							5,000,000	2,000,000
Common Stock One [Member]
Class of Stock [Line Items]
Issuance of common stock in satisfaction of notes payable and accrued interest, shares																																																																		1,667
Debt principal amount																																																																		$ 25,000
Excess of fair value of debt																																																																		51,500
Stock issued value																																																																		76,500
Liability reduction																																																																		$ 25,000
Bill Edmonds [Member]
Class of Stock [Line Items]
Issuance of common stock in satisfaction of notes payable and accrued interest, shares																																									7,333
Share issued for compensation									133,333																																																	1,333
Fair value of compensation									$ 100,000																																																	$ 48,000
Number of stock shares restricted																																																																				511
Noteholder [Member]
Class of Stock [Line Items]
Issuance of common stock in satisfaction of notes payable and accrued interest, shares		59,048	57,270	53,968	49,873		41,905	44,286		23,537	22,132	21,361	19,048	19,048	15,250	9,524	14,132	9,217	7,619	4.4998	4,000	7,377			6,047		10,280	6,194	9,524	5,602	8,403	6,723	4,404	5,870	5,442	5,148	4,177	4,177		5,333			3,810	3,810	3,810	6,047	3,783	3,783	4,535	53,968	3,810	2,843	1,388	2,000								667
Debt principal amount		$ 15,500	$ 13,530		$ 15,710		$ 9,081.05	$ 22,200		$ 17,300	$ 16,267	$ 15,700	$ 15,000	$ 14,000	$ 20,000	$ 15,000	$ 23,000	$ 15,000	$ 14,000	$ 11,101	$ 13,020	$ 24,400			$ 20,000	$ 20,000	$ 34,000	$ 20,000	$ 34,000	$ 20,000	$ 30,000	$ 30,000	$ 20,000	$ 74,429	$ 30,000	$ 30,000	$ 25,000	$ 25,000	$ 25,571	$ 25,571		30,000	$ 30,000	$ 30,000	$ 30,000	$ 50,794	$ 20,000	$ 20,000	$ 39,167		$ 35,677																												20,000		39,167
Excess of fair value of debt		11,071	20,832	$ 7,286	14,214		2,450	37,890		7,414	10,291	13,137	10,714	17,429	12,000	6,429	8,797	5,737	7,714	6,445	6,180	9,904				10,839	30,762	19,024	14,571	11,933	16,639	17,395	8,406		10,816	14,788		9,461		15,229			14,571		14,571	19,048	24,071		28,860		19,000	$ 17,697	$ 7,610	$ 27,000																			$ 24,071
Stock issued value		26,571	34,362	24,286	29,924		11,531	60,090		24,714	26,558	28,837	25,714	31,429	32,000	21,429	31,797	20,737	21,714	17,546	19,200	34,304			30,839		64,762	39,024	48,571	31,933	46,639	47,395	28,406	44,025	40,816	44,788		34,461		52,800					44,571	69,841	56,738	56,738	68,027		60,000	49,041	25,610	57,000
Liability reduction		$ 15,500	$ 13,530	$ 17,000	$ 15,710		$ 9,081.05	$ 22,200		$ 17,300	$ 16,267	$ 15,700	$ 15,000	$ 14,000	$ 20,000	$ 15,000	$ 23,000	$ 15,000	$ 14,000	$ 11,101	$ 13,020	$ 24,400			$ 20,000	$ 20,000	$ 34,000	20,000	$ 34,000	$ 20,000	$ 30,000	$ 30,000	$ 20,000	74,429	$ 30,000	$ 30,000	$ 25,000	$ 25,000	25,571	25,571		$ 30,000	$ 30,000	$ 30,000	$ 30,000	$ 50,794	20,000	20,000	$ 39,167		41,000	31,343	18,000	30,000																									$ 20,000		$ 39,167
Debt interest																																		$ 30,404													$ 12,667	$ 12,667		$ 17,000	$ 5,323	$ 31,343	18,000	$ 30,000
Interest																																							$ 12,000	$ 12,000
Noteholder [Member] | Common Stock [Member]
Class of Stock [Line Items]
Issuance of common stock in satisfaction of notes payable and accrued interest, shares										23,537		21,361																							5,442
David Bradford [Member]
Class of Stock [Line Items]
Issuance of common stock in satisfaction of notes payable and accrued interest, shares																																									3,333
Share issued for compensation									133,333																																																	4,000
Fair value of compensation									$ 100,000																																																	$ 144,000
Lloyd Spencer [Member]
Class of Stock [Line Items]
Issuance of common stock in satisfaction of notes payable and accrued interest, shares																																							1,360		3,333
Share issued for compensation									131,829																																																	1,333	2,667
Fair value of compensation									$ 98,872																																																	$ 48,000	$ 98,000
Number of stock shares restricted																																																																				1,078
Shares vested																																																																																			511
Employees [Member]
Class of Stock [Line Items]
Issuance of common stock in satisfaction of notes payable and accrued interest, shares																																									667
Noteholder One [Member]
Class of Stock [Line Items]
Issuance of common stock in satisfaction of notes payable and accrued interest, shares					44,286			41,905							17,524				5,013										6,095						4,535																	1,633		1,200
Debt principal amount								$ 22,000							$ 23,000				$ 10,000									$ 20,000	$ 20,000						$ 25,000																																																	$ 18,600
Excess of fair value of debt					$ 7,971			34,571							13,800				4,286										11,086						9,014																	$ 10,163		$ 16,200
Stock issued value					$ 26,571			56,571							36,800				14,286										31,086						34,014																	$ 28,163		34,200
Liability reduction								$ 22,000							$ 23,000				$ 10,000										$ 20,000						$ 25,000																		18,000	18,000																														$ 18,600
Debt interest																																																					$ 18,000	$ 18,000
Board of Directors [Member] | Conversion Agreement [Member] | Maximum [Member]
Class of Stock [Line Items]
Warrant exercise price per share																																																																																										$ 0.30
Board of Directors [Member] | Conversion Agreement [Member] | Minimum [Member]
Class of Stock [Line Items]
Warrant exercise price per share																																																																																										$ 0.20
Employee [Member]
Class of Stock [Line Items]
Issuance of common stock in satisfaction of notes payable and accrued interest, shares																																									667
Jeremy Lyell [Member]
Class of Stock [Line Items]
Issuance of common stock in satisfaction of notes payable and accrued interest, shares																																																							1,333
Three Employees [Member]
Class of Stock [Line Items]
Shares issued for services																																																								200
Employee Three [Member]
Class of Stock [Line Items]
Shares issued for services																																																								67
Warrant Holder [Member]
Class of Stock [Line Items]
Issuance of common stock in satisfaction of notes payable and accrued interest, shares																																																												3,008
Consultant [Member]
Class of Stock [Line Items]
Number of stock shares restricted																																																																			500
Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock par value																																																																																											$ 0.0001
Preferred stock voting rights description																																																																										The holders of the Series A shall be entitled to one thousand (1,000) votes per one share of Series A held. Upon the availability of a sufficient number of authorized but unissued and unreserved shares of common stock, the holders of any Series A Preferred Stock shall be entitled to convert such shares in to fully paid and non-assessable shares of common stock at the rate of 1000 shares of common stock for each share of Series A. In the event of any liquidation, dissolution or winding up of the Corporation, either voluntarily or involuntarily, after setting apart or paying in full the preferential amounts due the Holders of senior capital stock, if any, the Holders of Series A and parity capital stock, if any, shall be entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Corporation to the Holders of junior capital stock, including Common Stock, an amount equal to $0.125 per share					The holders of the Series A shall be entitled to one thousand (1,000) votes per one share of Series A held. Upon the availability of a sufficient number of authorized but unissued and unreserved shares of common stock, the holders of any Series A Preferred Stock shall be entitled to convert such shares in to fully paid and non-assessable shares of common stock at the rate of 1000 shares of common stock for each share of Series A. In the event of any liquidation, dissolution or winding up of the Corporation, either voluntarily or involuntarily, after setting apart or paying in full the preferential amounts due the Holders of senior capital stock, if any, the Holders of Series A and parity capital stock, if any, shall be entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Corporation to the Holders of junior capital stock, including Common Stock, an amount equal to $0.125 per share.
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock shares issued																																																	0																									0					0		0
Preferred stock, shares outstanding																																																	0																									0					0		0
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock par value																																																																						$ 0.0001
Preferred stock shares issued																																																	31,000																														31,000		31,000
Preferred stock, shares outstanding																																																	31,000																														31,000		31,000
Preferred stock authorizied																																																																						100,000
Conversion description																																																																						The holders of the Series B shall be entitled to twenty thousand (20,000) votes per one share of Series B held. Upon the availability of a sufficient number of authorized but unissued and unreserved shares of common stock, the holders of any Series B Preferred Stock shall be entitled to convert such shares in to fully paid and non-assessable shares of common stock at the following conversion feature: the Conversion Price for each share of Series B Preferred Stock in effect on any Conversion Date shall be (i) eighty five percent (85%) of the average closing bid price of the Common Stock over the twenty (20) trading days immediately preceding the date of conversion, (ii) but no less than Par Value of the Common Stock. For purposes of determining the closing bid price on any day, reference shall be to the closing bid price for a share of Common Stock on such date on the NASD OTC Bulletin Board, as reported on Bloomberg, L.P. Any conversion shall be for a minimum Stated Value of $500.00 of Series B shares.
Series B Convertible Preferred Stock [Member] | Bill Edmonds [Member]
Class of Stock [Line Items]
Preferred stock shares issued						21,000																																																																25,000																			6,000
Deferred compensation liability																																																																						$ 25,000
Loans payable						$ 21,000																																																																																			$ 6,000
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock par value																																																	$ 0.0001																									$ 0.0001					$ 0.0001		$ 0.0001
Preferred stock shares issued																																																	31,000																									52,000					52,000		31,000
Preferred stock, shares outstanding																																																	31,000																									52,000					52,000		31,000
Preferred stock authorizied																																																	5,000,000																									5,000,000					5,000,000		5,000,000
Issuance of common stock in satisfaction of notes payable and accrued interest, shares						21,000
Stock issued value						$ 21,000
Series B Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued value
Fair value of compensation

[1]	The number of shares of common stock has been retroactively adjusted to reflect the June 20, 2023 reverse stock split of 1 share for 1,500 shares. See NOTE M – SUBSEQUENT EVENTS for further information.
[2]	The number of shares of common stock has been retroactively adjusted to reflect the June 20, 2023 reverse stock split of 1 share for 1,500 shares. See NOTE N – SUBSEQUENT EVENTS for further information.